SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation	(1) Basis of Presentation The consolidated financial statements of the Company are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).
Principles of Consolidation

(2) Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its subsidiaries. All significant inter-company transactions and balances have been eliminated upon consolidation.

Use of Estimates

(3) Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ materially from such estimates.

Fair Value of Financial Instruments

(4) Fair Value of Financial Instruments

On January 1, 2008, the Company adopted Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures, for financial assets and liabilities. On January 1, 2009, the Company also adopted the statement for all non-financial assets and non-financial liabilities, except those that are recognized or disclosed at fair value in the financial statements on a recurring basis. FASB ASC 820 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions the guidance establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value as follows: (Level 1) observable inputs such as quoted prices in active markets; (Level 2) inputs other than the quoted prices in active markets that are observable either directly or indirectly, or quoted prices in less active markets; and (Level 3) unobservable inputs with respect to which there is little or no market data, which require the Company to develop its own assumptions. This hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value. On a recurring basis, the Company measures certain financial assets at fair value. The adoption did not have a material impact on the Company’s consolidated financial statements.

The Company’s financial instruments consist principally of cash and cash equivalents, short-term investments, accounts receivable, accounts payable and certain accrued expenses. Short-term investments are limited to time deposits with original maturities longer than three months and less than one year. As of December 31, 2012 and 2013, the respective carrying values of financial instruments approximated their fair values based on their short-term maturities.

Financial assets measured and recognized at fair value on a recurring basis and classified under the appropriate level of the fair value hierarchy as described above was as follows:

	Level 1	Level 2	Level 3	Total
As of December 31, 2012
Time deposit with the maturity term greater than 3 months but less than 1 year	—	42,377	—	42,377

In accordance with the provisions of the Impairment or Disposal of Long-Lived Assets Subsections of ASC 360—10-35, long-lived assets held and used were written down to their fair value whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. The determination of fair value of the long-lived assets acquired involves significant judgments and estimates, including, but are not limited to, comparable market transactions, quotes, future cash flows, business plans, technological improvements or obsolesces, and operating results. Impairment charges of nil, USD48 and nil related to investment were recognized for the years ended December 31, 2011, 2012 and 2013 (Note 9).

Financial assets and liabilities measured and recognized at fair value on a non-recurring basis and classified under the appropriate level of the fair value hierarchy as described above was as follows:

	Carrying	Fair Value Measurement Using
	Amount	Level 1	Level 2	Level 3	Total Loss
As of December 31, 2013
Investment	—	—	—	—	—

Cash and Cash Equivalents	(5) Cash and Cash Equivalents Cash and cash equivalents are cash on demand and time deposits with original maturities of three months or less.
Restricted Cash

(6) Restricted Cash

Restricted cash represents cash that cannot be withdrawn without the permission of third parties. As of December 31, 2013, the restricted cash represented the deposit provided by the Group as the termination fee for the merger transaction (Note 19). The deposit is in escrow account of the Group and is held by the escrow agent.

Short-term Investments	(7) Short-term Investments Short-term investments are time deposits with original maturities longer than three months and less than one year.
Concentration of Credit Risks

(8) Concentration of Credit Risks

Financial instruments that potentially expose the Company to significant concentration of credit risk consist primarily of cash and cash equivalents, short-term investments, restricted cash and accounts receivable.

As of December 31, 2012 and 2013, substantially all of the Company’s cash and cash equivalents and time deposits were held by reputable financial institutions in the jurisdictions where the Company and its subsidiaries are located. The Company believes that it is not exposed to unusual risks as these financial institutions have high credit quality. The Company has not experienced any losses on its deposits of cash and cash equivalents, short-term investments and restricted cash.

The following table summarizes the percentage of the Company’s revenue and accounts receivable represented by distributors and customers with balances over 10% of total revenue for the years ended December 31, 2011, 2012 and 2013, and over 10% of accounts receivable as of December 31, 2012 and 2013, respectively:

	Year Ended December 31,
Revenue	2011	2012	2013
Company A	52%	49%	48%
Company B	18%	19%	22%
Company C	14%	13%	8%

	December 31,
Accounts receivable	2012	2013
Company A	52%	70%
Company B	18%	8%
Company C	16%	7%

The Company establishes credit limits for each distributor and customers and reviews such limits prior to product shipment. The Company believes that its distributors have high credit quality. As a result, it is not exposed to unusual credit risk and generally does not require collateral from the distributors. The Company has not experienced any credit loss from its distributors.

Allowance for Doubtful Accounts

(9) Allowance for Doubtful Accounts

Accounts receivable are initially recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is based on the Company’s assessment of the collectability of customer accounts. The Company regularly reviews the allowance by considering factors such as historical experience, credit quality, age of the accounts receivable balances, and economic conditions that may affect a customer’s ability to pay. The Company did not record any allowance for doubtful accounts as of December 31, 2012 and 2013. For the periods presented, the Company did not write off any accounts receivable.

Inventories

(10) Inventories

Inventories are stated at the lower of cost (weighted average) or market. Cost comprises of direct material, shipping and handling, and overhead incurred to bring the inventories to their present location and condition. Due to its master agreements with distributors allowing for price protection and product return, the Company’s inventory balance includes products at cost held by distributors that have not been sold through to customers, even though the distributors hold legal title to such products. The Company performs impairment testing based on the following assessment for inventories held at the Company’s premises and held by distributors. Inventory write-downs are provided for obsolete and excess inventory based on management’s forecasts of demand over specific future time horizons, and for the excess of the carrying value over their estimated market value less costs to dispose which relies on forecasts of average selling prices in future periods. If economic, competitive or other factors cause market conditions to be less favorable than those projected by management, additional inventory write-downs may be required and they could have a material adverse effect on the Company’s future results of operations. In addition, the Company records a liability for firm, noncancelable, and unconditional purchase commitments with suppliers for quantities in excess of the Company’s future demand forecasts consistent with its valuation of excess and obsolete inventory.

Property and Equipment

(11) Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation and amortization, which are computed using the straight-line method over the following estimated useful lives:

Equipment and office furniture	3-5 years
Motor vehicles	5 years
Software	5 years
Leasehold improvements	Shorter of remaining lease term or estimated useful lives

Repair and maintenance costs are expensed as incurred. Upon retirement or other disposition of property and equipment, the cost and related accumulated depreciation and amortization are removed from the accounts and any gain or loss is included in operations.

Business combination

(12) Business combination

U.S. GAAP requires that all business combinations be accounted for under the purchase method. In accordance with ASC 805, “Business combinations”, the cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non controlling interests. The excess of the (i) the total of cost of acquisition, fair value of the non controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the income statement.

The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. Management determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of products and forecasted life cycle and forecasted cash flows over that period. Although the Company believes that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from the forecasted amounts and the difference could be material.

Investments

(13) Investments

The Company applies ASC 323, Investments, in accounting for its investments. Under ASC 323, equity method is used for investments in entities in which the Company has the ability to exercise significant influence but does not otherwise controls. Cost method is used for investments over which the Company does not have the ability to exercise significant influence. As of December 31, 2012 and 2013, the Company does not have any investments accounted for under equity method and has one investment accounted for using cost method as described in Note 9.

The Company reviews its investments to determine whether a decline in fair value below the carrying value is other than temporary. The primary factors the Company considers in its determination are the length of time that the fair value of the investment is below the Company’s carrying value and the financial condition, operating performance and near term prospects of the investee. In addition, the Company considers the reason for the decline in fair value, including general market conditions, industry specific or investee specific reasons, changes in valuation subsequent to the balance sheet date and the Company’s intent and ability to hold the investment for a period of time sufficient to allow for a recovery in fair value. If the decline in fair value is deemed to be other than temporary, the carrying value of the security is written down to fair value, which becomes the new basis of the investment.  The Company recorded an impairment loss of USD48 and nil for year ended 2012 and 2013.

Intangible Assets

(14) Intangible Assets

Intangible assets consists of software licenses and technologies the Company purchased or acquired through business acquisition (Note 8). Purchased intangible assets are stated at cost, net of accumulated amortization, and are amortized using the straight-line method over their estimated useful lives.

Impairment of Long-lived Assets

(15) Impairment of Long-lived Assets

In accordance with ASC 350, Intangibles — Goodwill and others, the Company reviews the carrying value of goodwill for possible impairment on annual basis, or more frequently when events or change in circumstances indicate that it might be impaired. The goodwill impairment test is a two-step process. The first step of the impairment analysis compares the fair value of the reporting unit to the net book value of the reporting unit. In determining fair value, several valuation methodologies are allowed, although quoted market prices are the best evidence of fair value. If the results of the first step demonstrate that the net book value is greater than the fair value, the Company must proceed to step two of the analysis. Step two of the analysis compares the implied fair value of goodwill to its carrying amount. If the carrying amount of goodwill exceeds its implied fair value, an impairment loss is recognized equal to that excess. The Company tests goodwill for impairment annually as of the first day of its fourth fiscal quarter and in interim periods if events occur that would indicate that the carrying value of goodwill may be impaired.

For the impairment testing for the long lived assets other than goodwill, the Company applies ASC 360, Property, Plant and Equipment, in accordance with which, the Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to receive from use of the assets and their eventual disposition. If the sum of the estimated undiscounted future cash flow is less than the carrying amount of the assets, the Company recognizes an impairment loss equal to the excess of the carrying value over the fair value of the assets.

No impairment of long-lived assets was recorded for the periods presented and the fair value of the reporting unit is substantially in excess of the carrying value of the goodwill for 2012 and 2013 annual goodwill impairment test.

Revenue Recognition

(16) Revenue Recognition

In accordance with ASC 605, Revenue Recognition, the Company recognizes revenue when the following criteria are met: persuasive evidence of an arrangement exists, the sales price is fixed or determinable, delivery has occurred and collectability is reasonably assured.

The Company sells the majority of its products through distributors under arrangements allowing for price protection and product return. If the Company decreases the price of any products, a distributor will receive a credit to adjust the inventory held by the distributor to the new decreased price. In addition, if the price to the customer was lower than the price paid to the Company by the distributor, the distributor will receive a credit for the difference. The master agreements with distributors do not restrict the amount or time period of price protection on unsold products. Through December 31, 2012 and 2013, the Company has not experienced such a price decline that would reduce selling price below cost. The amount or time period of return rights vary by distributor, but generally, distributors have the right to return unsold products. Due to rapid changes in technology, consumer preferences and prices, the Company cannot reliably estimate its returns or price adjustments. Accordingly, the Company does not recognize revenue until the products are sold to the customers by the distributors and the above criteria are met. The related products held by distributors are included in the Company’s inventory balance at lower of cost or market price. The Company records product shipping costs in cost of sales. The Company’s distribution agreements are effective until terminated by either party and may be terminated by either party without cause with 30 days’ written notice. In the event of termination, the Company is required to repurchase unsold inventory from the distributor, and if the distributor terminates without cause, the repurchase price will be reduced by a 5% handling charge.

The Company also provides rebate to certain selected customers in cash or free products where the Company agreed to reimburse these customers for any purchase price they paid to the distributors or the Company exceeds the price the Company agreed directly with them. The cash rebate is recorded as a reduction of revenue and free product rebate is recorded as a cost of revenue when revenue is recognized.

For the years ended December 31, 2011, 2012 and 2013, 90%, 92% and 90% of the total revenue are from sales through distributors.

The Company accrues for warranty costs based on its historical products return experience as well as the customer claims received. As of December 31, 2012 and 2013, the Company accrued for warranty of USD 598 and USD 654, respectively (Note 10). For the years ended December 31, 2011, 2012 and 2013, the accrual warranty expenses were USD421, USD361 and USD665, respectively. For the years ended December 31, 2011, 2012 and 2013, the actual warranty expenses was USD 332, USD 258 and USD 609, respectively.

Deferred Revenue

(17) Deferred Revenue

Deferred revenue includes the amounts received in advance relating to the Company’s products held by the distributors, which will be recognized as revenue when the distributors sell these products to customers.

Government Subsidies

(18) Government Subsidies

Government subsidies related to the Company’s research and development activities are originally recorded as liabilities when received and then are recognized as a reduction to expenses in the period when the Company has reasonable assurance that it complies with the conditions attached to the subsidies and the subsidies are received. This is typically after the Company passes an inspection. If the subsidy does not carry any conditions, the Company records the amount as a reduction of research and development expense in the period the cash is received. Government subsidies related to depreciable assets are recorded as a reduction to the carrying value of the related assets. For the years ended December 31, 2011, 2012 and 2013, the Company recorded USD nil, USD 1,759 and USD 908 government subsidies as a deduction to research and development expense. For the years ended December 31, 2011, 2012 and 2013, the Company recorded nil government grants as a deduction to the carrying value of the depreciable assets. As of December 31, 2012 and 2013, the Company record a deferred liability for cash subsidy received from the PRC government of approximately USD nil and USD 3,737, respectively, among which USD nil and USD 3,245 was recorded in other long-term liability as of December 31, 2012 and 2013, respectively.

Research and Development Costs

(19) Research and Development Costs

The Company’s research and development cost, which mainly includes salaries, material costs, license fees paid to third parties for developed technologies and specific equipment depreciation, are expensed as incurred.

Licenses purchased to support the Company’s ongoing research and development activities are capitalized only when related to products have achieved technological feasibility or have an alternative future use. They are capitalized as intangible assets and are amortized over their estimated useful lives.

Advertising costs	(20) Advertising costs The Company expenses all advertising costs as incurred. Advertising costs were not material for any of the periods presented.
Operating Leases

(21) Operating Leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments net of incentives from the leasing company are expensed on a straight-line basis over the lease periods.

Share-based Compensation

(22) Share-based Compensation

The Company accounts for the stock options granted to employees under provisions of ASC 718, Stock Compensation, which requires all grants of stock options to be recognized in the financial statements based on their grant date fair values. The valuation provisions of ASC 718 apply to new awards, to awards granted to employees before the adoption of ASC 718 whose related requisite services had not been provided, and to awards which were subsequently modified or cancelled.

The Company recognizes compensation expense on share-based awards with only a service condition on a straight-line basis over the requisite service period and for share-based awards with both service and performance conditions on a graded-vesting basis. Forfeiture rate is estimated based on historical forfeiture patterns and adjusted to reflect future change in circumstances and facts, if any.

The Company accounts for the grant to nonemployees under the provision of ASC 505-50, Equity- Based Payments to Nonemployees in the statements of operations. The options granted to nonemployees are recognized in the financial statements at fair value on the date when the consultant’s performance is complete. The Company recognizes such compensation expense in operating expenses once they are vested.

Income Taxes

(23) Income Taxes

The Company adopted ASC 740, Income Tax, according to which income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the tax consequences attributable to differences between carrying amounts of existing assets and liabilities in the financial statements and their respective tax basis, and operating loss carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The Company classifies the deferred tax assets which are expected to be realized over one year in noncurrent assets. Generally accepted accounting principles require that the realizability of net deferred tax assets be evaluated on an ongoing basis. A valuation allowance is recorded to reduce the net deferred tax assets to an amount that is more likely than not to be realized. Accordingly, the Company considers various tax planning strategies, forecasts of future taxable income and its most recent operating results in assessing the need for a valuation allowance. A valuation allowance is recorded where it is more likely than not that the loss carry-forwards and deferred tax assets will not be realized. The effect on deferred tax assets and liabilities arising from a change in tax rates is recognized in the statements of operations in the period of such change.

ASC 740 clarifies the accounting for uncertainty in income taxes recognized in the financial statements and prescribes a recognition threshold and a measurement attribute for financial statement recognition and measurement of tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by tax authorities. The amount recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement, but it prohibits any discounting of any of the related tax effects for the time value of money. The Company has elected to classify interest and penalties related to an uncertain tax position, if any and when required, as other expenses. ASC 740 also mandates expanded financial statement disclosure about uncertainty in income tax reporting positions.

Comprehensive Income

(24) Comprehensive Income

Comprehensive income is defined as the change in equity of a company during the period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Accumulated other comprehensive income, as presented on the accompanying consolidated balance sheets, consists of cumulative adjustments from foreign currency translation.

PRC Statutory Reserves

(25) PRC Statutory Reserves

The Company’s PRC subsidiaries are required to allocate at least 10% of their after-tax profit to the general reserve in accordance with the PRC accounting standards and regulations until the general reserve has reached 50% of the registered capital of each company. Appropriations to the enterprise expansion fund, staff welfare and bonus fund are at the discretion of the board of directors of the subsidiaries. These reserves can only be used for specific purposes and are not transferable to the Company in the form of loans, advances, or cash dividends. During the year ended 2011, 2012 and 2013, USD nil, USD nil and USD 1,008 statutory reserves have been resolved to appropriate by the board of directors of the Company’s PRC subsidiaries.

Dividends

(26) Dividends

Dividends are recognized when declared. On September 13, 2012, the Company announced the cash dividends of $1.2 per ADS to shareholders. As of December 31, 2012, the Company had paid out the dividend in the aggregate amount of $56 million. On August 6, 2013, the Company announced the cash dividends of $0.1 per ADS to shareholders. As of December 31, 2013, the Company had paid out the dividend in the aggregate amount of $4.7 million. Before the closing of the merger with Tsinghua Unigroup Ltd., the Company also plans to declare and distribute a quarterly cash dividend of US$0.10 per ADS to shareholders for the quarter ended September 30, 2013. As of the date of issue of the financial statements, such dividend distribution has not yet been approved by the board of directors. Pursuant to the merger agreement (Note 19), the Company is not permitted to declare or pay any other dividends before the closing of the merger.

PRC regulations currently permit payment of dividends only out of accumulated profits as determined by PRC accounting standards and regulations. The Company’s PRC subsidiaries can only distribute dividends after they have met the PRC requirements for appropriation to statutory reserves as described in Note 2(25).

Segment Reporting

(27) Segment Reporting

Based on the criteria established by ASC 280 Segment Reporting, the Company currently operates and manages its business as a single operating segment. The Company primarily generates its revenues all from distributors located in Hong Kong. For the years ended December 31, 2011, 2012 and 2013, 10%, 8%, and 10% of the total revenue, respectively, are from direct sales to customers which are located in the PRC and Hong Kong. The revenue from the direct-sale customer of the Company located outside the PRC and Hong Kong is not material for all periods presented. In addition, all of the Company’s long-lived assets are located in the PRC and Hong Kong. The Company does not present enterprise-wide product disclosures because its products are essentially the same.

Earnings Per Share

(28) Earnings Per Share

In accordance with ASC 260, Earnings Per Share, basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participation rights. Net losses are not allocated to other participating securities if based on their participation rights they are not obligated to fund losses. Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of ordinary shares issuable upon the conversion of the convertible preferred shares using the if-converted method and ordinary shares issuable upon the exercise of outstanding stock options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive.

Foreign Currency Translation and Foreign Currency Risk

(29) Foreign Currency Translation and Foreign Currency Risk

The functional currency of the Company, RDA Micro (BVI), RDA International and RDA Tech is the United States dollar (“USD”). The functional currency of the Company’s subsidiaries in the PRC, RDA Shanghai RDA Shanghai Tech and RDA Beijing, is the Renminbi (“RMB”). Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange in effect at the balance sheet date and nonmonetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the historical exchange rate. Transactions in currencies other than the functional currency during the reporting period are converted into the functional currency at the applicable rates of exchange prevailing on the day transactions occurred.

Transaction gains and losses are recognized in the consolidated statements of operations.

The Company has chosen the USD as the reporting currency. Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates, and revenues, expenses, gains, and losses are translated using the average exchange rate for the year. Translation gains and losses are accounted for as foreign currency translation adjustment which is a component of shareholders’ equity / (deficit).

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the PRC government, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China foreign exchange trading system market. The Company’s cash and cash equivalents and time deposit denominated in RMB amounted to USD73,210 and USD 76,206 as of December 31, 2012 and 2013, respectively.

Recently Issued Accounting Standards

(30) Recently Issued Accounting Standards

In March 2013, the FASB issued Accounting Standards Update (“ASU”) No. 2013-05, Parent’s Accounting for the Cumulative Translation Adjustment upon De-recognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity. This ASU requires the release of cumulative translation adjustments into net income when an entity ceases to have a controlling financial interest resulting in the complete or substantially complete liquidation of a subsidiary or group of assets within a foreign entity. The guidance will be effective prospectively for reporting periods beginning after December 15, 2013. The Company is currently evaluating the impact of adopting this guidance.

On April 22, 2013, the FASB issued ASU No. 2013-07, Presentation of Financial Statements (Topic 205): Liquidation Basis of Accounting. This guidance addresses when and how an entity should apply the liquidation basis of accounting. The amendments in this update are being issued to clarify when an entity should apply the liquidation basis of accounting. In addition, the guidance provides principles for the recognition and measurement of assets and liabilities and requirements for financial statements prepared using the liquidation basis of accounting. The amendments apply to all entities that issue financial statements that are presented in conformity with U.S. GAAP except investment companies that are regulated under the Investment Company Act of 1940 (the 1940 Act). The amendments are effective for entities that determine liquidation is imminent during annual reporting periods beginning after December 15, 2013, and interim reporting periods therein. Entities should apply the requirements prospectively from the day that liquidation becomes imminent. Early adoption is permitted. The Company is currently evaluating the impact of adopting this guidance.

In July 2013, the FASB issued, ASU No. 2013-11, Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carry-forward, a Similar Tax Loss, or a Tax Credit Carry-forward Exists. This ASU clarifies that an unrecognized tax benefit should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carry-forward, a similar tax loss, or a tax credit carry-forward if such settlement is required or expected in the event the uncertain tax position is disallowed. In situations where a net operating loss carry-forward, a similar tax loss, or a tax credit carry-forward is not available at the reporting date under the tax law of the applicable jurisdiction or the tax law of the jurisdiction does not require, and the entity does not intend to use the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. The guidance will be effective prospectively for reporting periods beginning after December 15, 2013. The Company is currently assessing the potential impact on the adoption of this guidance on its consolidated financial statements.